SHORT TERM INVESTMENTS - Amortized cost, gross unrealized gain, estimated fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Held-to-maturity investments
Amortized Cost	¥ 2,000	¥ 45,000
Estimated Fair value	2,000	45,000
Available-for-sale investments
Amortized Cost	15,000	117,000
Gross unrealized gain in accumulated other comprehensive income	764	854
Estimated Fair value	¥ 15,764	¥ 117,854